Summary of Significant Accounting Policies (Details 6) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Exercise price	$ 0.50	$ 0.50
Dividend yield	0.00%	0.00%
Minimum [Member]
Risk free interest rate	0.88%	1.52%
Expected volatility	97.00%	93.00%
Contractual term	10 months 17 days	10 months 28 days
Maximum [Member]
Risk free interest rate	1.12%	1.81%
Expected volatility	119.00%	109.00%
Contractual term	1 year 2 months 8 days	1 year 4 months 13 days